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THE HARTFORD

November 20, 2009

U. S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-8629

Attention: Office of Insurance Products

Re:      See Exhibit A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.                 The supplement to the Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.                 The text of the Registrant’s most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on November 16, 2009.

If you have any additional questions, please feel free to contact me at (860) 843-8697.

Sincerely,

/s/ Krystal Miarecki

Krystal Miarecki
Legal Specialist

EXHIBIT A

Hartford Life Insurance Company Separate Account VL I:

033-53692	Stag Variable Life
333-109529	Stag Accumulator II Variable Universal Life
333-109530	Stag Protector II Variable Universal Life
333-127379	Hartford Quantum II

Hartford Life and Annuity Insurance Company Separate Account VL I:

333-93319	Stag Accumulator Variable Universal Life (Series I)
333-83057	Stag Protector Variable Universal Life (Series I)
333-82866	Stag Wall Street Variable Universal Life II
333-07471	Stag Accumulator II Variable Universal Life / Stag Artisan
333-88787	Stag Protector II Variable Universal Life
333-127380	Hartford Quantum II